Expense Example - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2035 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	480
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,565
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M
Expense Example:
1 year	446
3 years	651
5 years	873
10 years	1,509
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Expense Example:
1 year	645
3 years	795
5 years	958
10 years	1,429
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604